Basic and diluted loss per share	12 Months Ended
Dec. 31, 2024
Basic and diluted loss per share
Basic and diluted loss per share

Note 25. Basic and diluted loss per share

Basic earnings (loss) per share are calculated by dividing net income (loss) attributable to owners of the Company by the weighted average number of ordinary shares outstanding during the period.

	Years ended December 31,
(in thousands of euros)	2022	2023	2024
Net loss for the period	(54,274)	(110,426)	(184,212)
Weighted average number of shares outstanding used to calculate basic/diluted loss per share (1)	41,449,732	45,351,799	59,778,701
Basic/diluted loss per share (in €)	(1.31)	(2.43)	(3.08)
(1)	In accordance with IAS 33.19, basic/diluted earnings per share exclude treasury shares held by the Group as of December 31, 2024.

As the Company recorded a loss in 2022, 2023 and 2024, diluted earnings (loss) per share are identical to basic earnings (loss) per share. Share based payment plans (BSAs, BSPCEs, AGAs and PAGUPs) are not included as their effects would be anti-dilutive.